Stock Options and Restricted Stock Awards	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock-based compensation

5. Stock-Based Compensation

On February 12, 2014, the shareholders of the Company approved the Beacon Roofing Supply, Inc. 2014 Stock Plan (the “2014 Plan”). The 2014 Plan provides for discretionary awards of stock options, stock, stock units and stock appreciation rights (“SARs”) for up to 5,100,000 shares of common stock to selected employees and non-employee directors. As of December 31, 2015, there were 1,877,407 shares of common stock available for awards under the 2014 Plan, subject to increase for shares that are forfeited or expire, or are used for tax withholding on stock awards and stock unit awards under the 2004 Plan (defined below) and the 2014 Plan.
Prior to the 2014 Plan, the Company maintained the amended and restated Beacon Roofing Supply, Inc. 2004 Stock Plan (the “2004 Plan”). Upon shareholder approval of the 2014 Plan, the Company ceased issuing equity awards from the pre-existing 2004 Plan and all future equity awards will be issued from the 2014 Plan.
The Company recognizes the cost of employee services rendered in exchange for awards of equity instruments based on the fair value of those awards at the date of the grant. Compensation expense for time-based equity awards is recognized, on a straight-line basis, net of forfeitures, over the requisite service period for the fair value of the awards that actually vest. Compensation expense for performance-based equity awards is recognized, net of forfeitures, by projecting the number of restricted units that are expected to vest based on the achievement of the underlying related performance measures.
For all equity awards granted prior to October 1, 2014, in the event of a change in control of the Company, all awards are immediately vested. Beginning in fiscal 2015, equity awards contain a “double trigger” change in control mechanism. Unless an award is continued or assumed by a public company in an equitable manner, an award shall become fully vested immediately prior to a change in control (at 100% in the case of a performance-based restricted stock award). If an award is so continued or assumed, vesting will continue in accordance with the terms of the award, unless there is a qualifying termination within one-year following the change in control, in which event the award shall become fully vested immediately (at 100% in the case of a performance-based restricted stock award).

Stock options

Non-qualified options generally expire 10 years after the grant date and, except under certain conditions, the options are subject to continued employment and vest in one-third increments over a three-year period following the grant dates. During the three months ended December 31, 2015 and 2014, the Company recorded stock-based compensation expense related to stock option awards of $6.1 million and $1.6 million, respectively. As of December 31, 2015, there was $12.2 million of total unrecognized compensation cost related to unvested stock options. That cost is expected to be recognized over a weighted-average period of 2.22 years.
The following table illustrates the assumptions used in the Black-Scholes pricing model for options granted (inclusive of replacement options discussed in Note 2) during the three months ended December 31, 2015:

2015
Risk-free interest rate	1.56 – 1.87%
Expected volatility	30.96 – 36.40%
Expected life in years	5.57 – 5.60
Expected dividend yield	0.00%
Expected lives of the options granted are based primarily on historical activity, while expected volatilities are based on historical volatilities of the Company’s stock and consideration of public companies’ stock.
Information regarding the Company’s stock options is summarized below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in millions)
Outstanding at September 30, 2015	2,410,907	$24.55	6.3	$20.70
Granted	987,548	21.25
Exercised	(362,381)	21.50
Canceled	(11,528)	24.70
Outstanding at December 31, 2015	3,024,546	$23.83	6.5	$52.47
Vested or Expected to Vest at December 31, 2015	2,929,727	$23.69	6.5	$51.64
Exercisable at December 31, 2015	1,929,138	$21.77	4.9	$37.45

Restricted stock awards

During the three months ended December 31, 2015 and 2014, the Company recorded stock-based compensation expense related to restricted stock awards of $1.1 million and $0.7 million, respectively. As of December 31, 2015, there was $14.7 million of total unrecognized compensation cost related to unvested restricted stock awards. That cost is expected to be recognized over a weighted-average period of 2.24 years.
The total fair values of the restricted stock awards were determined based upon the number of shares or units and the closing prices of the Company’s common stock on the dates of the grants. The restricted stock awards granted to management are subject to continued employment, except under certain conditions, and will vest if the Company attains a targeted rate of return on invested capital at the end of a three-year period. The actual number of shares or units that will vest can range from 0% to 125% of the management grants depending upon actual Company performance below or above the target level and the Company estimates that performance in determining the projected number of shares or units that will vest and the related compensation cost. The restricted stock awards granted to non-employee directors are also subject to continued service, vest at the end of one year (except under certain conditions) and the underlying common shares will not be distributed until the date of the director’s termination of service on the Board, except that, beginning in fiscal year 2016, directors holding units with a value equal to five times the annual cash retainer may elect to have future grants settle simultaneously with vesting. Grants made prior to fiscal 2014 settle on a date that is six months after the director’s termination of service on the board. In November 2013 and 2014, the Company also issued restricted stock awards that are subject to continued employment and will vest over three to five years. In May 2015, the Company also issued restricted stock awards that are subject to continued employment and will vest after two years.
Information regarding the Company’s restricted shares and units is summarized below:

	Number of Shares	Weighted- Average Grant Price
Outstanding at September 30, 2015	619,999	$31.95
Granted	191,691	39.48
Lapse of restrictions/conversions	—	—
Canceled	(108,530)	37.09
Outstanding at December 31, 2015	703,160	$34.08
Vested or Expected to Vest at December 31, 2015	636,595	$33.86

10. Stock Options and Restricted Stock Awards

On February 12, 2014, the shareholders of the Company approved the Beacon Roofing Supply, Inc. 2014 Stock Plan (the “2014 Plan”). The 2014 Plan provides for discretionary awards of stock options, stock, stock units and stock appreciation rights (“SARs”) for up to 5,100,000 shares of common stock to selected employees and non-employee directors. As of September 30, 2015, there were 3,537,929 shares of common stock available for awards under the 2014 Plan, subject to increase for shares that are forfeited or expire, or are used for tax withholding on stock awards or stock unit awards, under the 2004 (defined below) and the 2014 Plan.
Prior to the 2014 Plan, the Company maintained the amended and restated Beacon Roofing Supply, Inc. 2004 Stock Plan (the “2004 Plan”). Upon shareholder approval of the 2014 Plan, the Company ceased issuing equity awards from the pre-existing 2004 Plan and all future equity awards will be issued from the 2014 Plan.
The Company recognizes the cost of employee services rendered in exchange for awards of equity instruments based on the fair value of those awards at the date of the grant. Compensation expense for time-based equity awards is recognized, on a straight-line basis, net of forfeitures, over the requisite service period for the fair value of the awards that actually vest. Compensation expense for performance-based equity awards is recognized, net of forfeitures, by projecting the number of restricted units that are expected to vest based on the achievement of the underlying related performance measures.
In 2014, the Company recorded an adjustment of $2.4 million during the third quarter and an additional $0.2 million during the fourth quarter to reverse stock-based compensation expense recorded in the current and prior periods for previously issued performance-based equity awards. In accordance with the provisions of the 2004 Plan, the Company has adjusted the projection for the number of restricted units that are expected to vest based on the achievement of the underlying related performance measures. In 2015, the Company recorded stock-based compensation expense for award grants of $9.9 million for the year ended September 30, 2015, and $7.4 million and $9.3 million for the years ended September 30, 2014 and 2013, respectively.

Stock Options

As of September 30, 2015, there were a total of 2,410,907 options outstanding, 1,528,873 of which are exercisable, at a weighted-average exercise price of $20.78. Non-qualified options generally expire 10 years after the grant date and, except under certain conditions, the options are subject to continued employment and vest in one-third increments over a three-year period following the grant dates. As of September 30, 2015, there was $5.8 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested stock options, which is expected to be recognized over a weighted-average period of 1.56 years.
The fair values of the options were estimated on the dates of grants using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year ended September 30,
	2015	2014	2013
Risk-free interest rate	1.83%	1.76%	0.60%
Expected volatility	31.69%	44.00%	43.80%
Expected life in years	5.6	6.0	5.7
Dividend yield	—	—	—
Expected lives of the options granted are based primarily on historical activity, while expected volatilities are based on historical volatilities of the Company’s stock and consideration of comparable public companies’ stock.
In the event of a change in control of the Company, all outstanding options and restricted stock units outstanding prior to fiscal year ended 2015 will be immediately vested.
Beginning in fiscal 2015, options and stock units contain a “double trigger” change in control mechanism. Unless an award is continued or assumed by a public company in an equitable manner, an award shall become fully vested immediately prior to a change in control (at 100% in the case of a performance-based award). If an award is so continued or assumed, vesting will continue in accordance with the terms of the award, unless there is a qualifying termination within one-year following the change in control, in which event the award shall become fully vested immediately (at 100% in the case of a performance-based award).
Information regarding the Company’s stock options is summarized below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in millions)
Outstanding at September 30, 2014	2,364,211	$22.98
Granted	483,479	28.59
Exercised	(350,747)	18.46
Canceled	(86,036)	29.72
Outstanding at September 30, 2015	2,410,907	$24.55	6.3	$20.7
Vested or Expected to Vest at September 30, 2015	2,300,160	$24.28	6.2	$20.4
Exercisable at September 30, 2015	1,528,873	$20.78	5.1	$18.5
The total fair value of options vested was $6.4 million, $6.7 million, and $5.8 million during 2015, 2014, and 2013, respectively. The total intrinsic value of stock options exercised during 2015, 2014 and 2013 was $4.6 million, $7.9 million, and $22.0 million, respectively. Intrinsic values are before applicable income taxes and represent the amount by which the market value of the underlying stock exceeded the exercise price of outstanding options on the last business day of the period indicated. The weighted-average grant date fair value price of options granted during 2015, 2014, and 2013 was $9.40, $15.97, and $13.42, respectively.

Restricted Stock Unit Awards

As of September 30, 2015, there was $7.8 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted stock awards which are expected to be recognized over a weighted-average period of 2.20 years.
The total fair values of the restricted stock awards were determined based upon the number of units and the closing prices of the Company’s common stock on the dates of the grants. The restricted stock unit awards granted to management are subject to continued employment, except under certain conditions, and will vest if the Company attains a targeted rate of return on invested capital at the end of a three-year period. The actual number of units that will vest can range from 0% to 125% of the management grants depending upon actual Company performance below or above the target level and the Company estimates that performance in determining the projected number of shares or units that will vest and the related compensation cost. The restricted stock awards granted to non-employee directors are also subject to continued service, vest at the end of one year (except under certain conditions) and the underlying common shares will not be distributed until six months after the director separates from the Company. Beginning in 2014, the six month period was eliminated and shares will be delivered within ten days after termination of service on the board. In November 2013 and 2014, the Company has also issued restricted stock unit awards that are subject to continued employment and will vest over three to five years.
Information regarding the Company’s restricted stock units is summarized below:

	Number of Shares	Weighted- Average Grant Price
Outstanding at September 30, 2014	482,076	$31.28
Granted	229,265	28.74
Lapse of restrictions/conversions	(67,953)	19.88
Canceled	(23,389)	21.73
Outstanding at September 30, 2015	619,999	$31.95
Vested or Expected to Vest at September 30, 2015	448,924	$31.43
The total fair value of restricted stock units vested was $2.3 million, $1.2 million, and $0.8 million during 2015, 2014, and 2013, respectively.